Revenues (Tables)	3 Months Ended
Mar. 31, 2024
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region

	Three Months Ended March 31,
	2024	2023
	(U.S. $ in thousands)
Americas
Systems	$17,993	$21,186
Consumables	35,542	32,572
Service	33,273	36,322
Total Americas	86,808	90,080

EMEA
Systems	9,723	11,402
Consumables	21,170	18,911
Service	7,580	7,567
Total EMEA	38,473	37,880

Asia Pacific
Systems	5,169	7,864
Consumables	9,599	9,036
Service	4,001	4,517
Total Asia Pacific	18,769	21,417

Total Revenues	$144,050	$149,377

Schedule of disaggregation of revenues

	Three Months Ended March 31,
	2024	2023
Revenues recognized in point in time from:	(U.S. $ in thousands)
Products	$99,196	$100,971
Services	13,773	13,691
Total revenues recognized in point in time	112,969	114,662

Revenues recognized over time from:
Services	31,081	34,715
Total revenues recognized over time	31,081	34,715

	$144,050	$149,377

Schedule of changes in deferred revenue

	March 31,	December 31,
	2024	2023
	U.S. $ in thousands

Deferred revenue (*)	$73,673	$76,265